Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Fair Value Measurement [Abstract]
Estimated Fair Values Of Company's Financial Instruments

	As of June 28, 2012		As of December 29, 2011
($ in millions)	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
Term Loan	$225.0	$225.0	$550.0	$530.6
Senior Unsecured Notes	200.0	212.0	200.0	198.4
Senior Secured Notes	400.0	408.0	-	-

(1)

The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.

Fair Values Of The Company's Assets And Liabilities

		Fair Value Measurements at Reporting Date Using
	As of June 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS:
Cash equivalents (1)	$0.2	$0.2	$-	$-
Total assets	$0.2	$0.2	$-	$-
LIABILITIES:
Current portion of interest rate swap agreements (2)	$10.2	$-	$10.2	$-
Interest rate swap agreements (2)	16.0	-	16.0	-
Total liabilities	$26.2	$-	$26.2	$-

		Fair Value Measurements at Reporting Date Using
	As of December 29, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
LIABILITIES:
Current portion of interest rate swap agreements (2)	$24.0	$-	$24.0	$-
Interest rate swap agreements (2)	46.8	-	46.8	-
Total liabilities	$70.8	$-	$70.8	$-

(1)  Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.

(2)            Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value.  Refer to Note 7-Derivative Instruments and Hedging Activities.

Fair value measurements at reporting date using
	As of December 29, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1) ..............................	$ 24.0	$ 0.0	$ 24.0	$ 0.0
Interest Rate Swap Agreements(1)..............................................................	46.8	0.0	46.8	0.0

Total Liabilities........................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

		Fair value measurements at reporting date using
	As of December 30, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1).....................	$ 25.3	0.0	$ 25.3	0.0
Interest Rate Swap Agreements(1)............................................................	45.5	0.0	45.5	0.0

Total Liabilities......................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

(1)            Interest Rate Swap Agreements—Refer to Note 11.